Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivables, Net [Line Items]
Less: allowance for credit losses	$ (9,927)	$ (9,830)
Accounts receivables, net	1,387,915	1,224,980
Third party [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables – third parties	$ 1,397,842	$ 1,234,810